Schedule of Condensed Consolidating and Combining Statement of Cash Flows (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended	12 Months Ended
	Dec. 27, 2013	Sep. 27, 2013	Sep. 28, 2012	Sep. 30, 2011
Cash Flows From Operating Activities:
Net cash (used in) provided by operating activities	$ 22.1	$ 135.9	$ 255.8	$ 370.2
Cash Flows From Investing Activities:
Capital expenditures	(21.7)	(147.9)	(144.2)	(120.4)
Acquisition, net of cash acquired	0	(88.1)	0	0
Intercompany loan investment	0	0
Investment in subsidiary		0
Restricted cash	4.1
Other	5.0	1.3	5.2	7.8
Net cash (used in) investing activities	(12.6)	(234.7)	(152.2)	(112.6)
Cash Flows From Financing Activities:
Issuance of external debt		898.1	0	0
Repayment of capital leases	(0.3)	(1.3)	(1.3)	(1.3)
Debt financing costs		(12.0)	0	0
Excess tax benefit from share-based compensation	1.3	3.4	1.7	1.8
Net transfers to parent	0	(515.9)	(104.0)	(258.1)
Proceeds from exercise of share options	4.2	0.6	0	0
Purchase of treasury shares	(0.9)
Intercompany loan borrowings	0	0
Capital contribution		0
Other	(0.1)	0.1	0	0
Net cash provided by (used in) financing activities	4.2	373.0	(103.6)	(257.6)
Effect of currency rate changes on cash	(1.4)	1.3	0	0
Net increase in cash and cash equivalents	12.3	275.5	0	0
Cash and cash equivalents at beginning of period	275.5	0	0	0
Cash and cash equivalents at end of period	287.8	275.5	0	0
Mallinckrodt plc
Cash Flows From Operating Activities:
Net cash (used in) provided by operating activities	(5.0)	(1.8)
Cash Flows From Investing Activities:
Capital expenditures	0	0
Acquisition, net of cash acquired		0
Intercompany loan investment	0	0
Investment in subsidiary		0
Restricted cash	0
Other	0	0
Net cash (used in) investing activities	0	0
Cash Flows From Financing Activities:
Issuance of external debt		0
Repayment of capital leases	0	0
Debt financing costs		0
Excess tax benefit from share-based compensation	0	0
Net transfers to parent		0
Proceeds from exercise of share options	4.2	0.6
Purchase of treasury shares	(0.9)
Intercompany loan borrowings	1.5	2.4
Capital contribution		0
Other	0.1	0
Net cash provided by (used in) financing activities	4.9	3.0
Effect of currency rate changes on cash	0	0
Net increase in cash and cash equivalents	(0.1)	1.2
Cash and cash equivalents at beginning of period	1.2	0
Cash and cash equivalents at end of period	1.1	1.2
Mallinckrodt International Finance S.A.
Cash Flows From Operating Activities:
Net cash (used in) provided by operating activities	(20.0)	(8.4)
Cash Flows From Investing Activities:
Capital expenditures	0	0
Acquisition, net of cash acquired		0
Intercompany loan investment	(1.5)	(2.4)
Investment in subsidiary		(68.0)
Restricted cash	0
Other	0	0
Net cash (used in) investing activities	(1.5)	(70.4)
Cash Flows From Financing Activities:
Issuance of external debt		898.1
Repayment of capital leases	0	0
Debt financing costs		(12.0)
Excess tax benefit from share-based compensation	0	0
Net transfers to parent		(1,160.4)
Proceeds from exercise of share options	0	0
Purchase of treasury shares	0
Intercompany loan borrowings	(0.1)	409.6
Capital contribution		0
Other	0	0
Net cash provided by (used in) financing activities	(0.1)	135.3
Effect of currency rate changes on cash	0	0
Net increase in cash and cash equivalents	(21.6)	56.5
Cash and cash equivalents at beginning of period	56.5	0
Cash and cash equivalents at end of period	34.9	56.5
Other Subsidiaries
Cash Flows From Operating Activities:
Net cash (used in) provided by operating activities	47.1	146.1
Cash Flows From Investing Activities:
Capital expenditures	(21.7)	(147.9)
Acquisition, net of cash acquired		(88.1)
Intercompany loan investment	0.1	(409.6)
Investment in subsidiary		0
Restricted cash	4.1
Other	5.0	1.3
Net cash (used in) investing activities	(12.5)	(644.3)
Cash Flows From Financing Activities:
Issuance of external debt		0
Repayment of capital leases	(0.3)	(1.3)
Debt financing costs		0
Excess tax benefit from share-based compensation	1.3	3.4
Net transfers to parent		644.5
Proceeds from exercise of share options	0	0
Purchase of treasury shares	0
Intercompany loan borrowings	0	0
Capital contribution		68.0
Other	(0.2)	0.1
Net cash provided by (used in) financing activities	0.8	714.7
Effect of currency rate changes on cash	(1.4)	1.3
Net increase in cash and cash equivalents	34.0	217.8
Cash and cash equivalents at beginning of period	217.8	0
Cash and cash equivalents at end of period	251.8	217.8
Eliminations
Cash Flows From Operating Activities:
Net cash (used in) provided by operating activities	0	0
Cash Flows From Investing Activities:
Capital expenditures	0	0
Acquisition, net of cash acquired		0
Intercompany loan investment	1.4	412.0
Investment in subsidiary		68.0
Restricted cash	0
Other	0	0
Net cash (used in) investing activities	1.4	480.0
Cash Flows From Financing Activities:
Issuance of external debt		0
Repayment of capital leases	0	0
Debt financing costs		0
Excess tax benefit from share-based compensation	0	0
Net transfers to parent		0
Proceeds from exercise of share options	0	0
Purchase of treasury shares	0
Intercompany loan borrowings	(1.4)	(412.0)
Capital contribution		(68.0)
Other	0	0
Net cash provided by (used in) financing activities	(1.4)	(480.0)
Effect of currency rate changes on cash	0	0
Net increase in cash and cash equivalents	0	0
Cash and cash equivalents at beginning of period	0	0
Cash and cash equivalents at end of period	$ 0	$ 0